Line Of Credit And Long-Term Debt	12 Months Ended
Dec. 31, 2011
Line Of Credit And Long-Term Debt [Abstract]
Line Of Credit And Long-Term Debt
(4)        Line of Credit and Long-Term Debt

During 2011, Monarch's secured credit commitment with its lender, Bank of Oklahoma, N.A., consisted of a $17.8 million term loan maturing December 31, 2014 and a $15.0 million line of credit which matured December 31, 2011. The interest rates on the line of credit were variable and based on the lender's national prime rate less 0.50% with a 3.50% interest rate minimum or floor. Interest rates on the term loan were variable and based on the lender's national prime rate less 0.75% with a 3.00% interest rate minimum or floor. The agreement required Monarch to pledge its investment account to the lender as collateral for the term loan and revolving line of credit. The proceeds of the sale of any assets held in the investment account were to be paid to the Bank of Oklahoma, N.A. to be applied to the balance of the revolving line of credit then to the term loan, at the lender's discretion. The fair value of the investment account was $16.9 million as of December 31, 2011. The loan agreement also contained a financial covenant requiring the Company, as of the end of any fiscal quarter, to maintain a minimum tangible net worth before accumulated other comprehensive income of $95.0 million and a minimum tangible net worth after accumulated other comprehensive income of $90.0 million. The Company was in compliance with these requirements at year end. The Company owed $9.0 million on the term loan and $4.8 million on the revolving line of credit as of December 31, 2011. The balance available on the line of credit at December 31, 2011 was approximately $10.2 million.

The average outstanding balance on the line of credit during 2011 and 2010 was approximately $4.3 million and $5.3 million, respectively. At December 31, 2011 and 2010, there was approximately $4.8 million and $0, respectively, borrowed against the line of credit. Interest on the line of credit varied with the lender's national prime rate less .50% with a 3.50% interest rate minimum or floor for 2011 and 2010. The annual weighted average interest rate we paid on the line of credit during 2011 and 2010 was 3.50%. The applicable interest rate was 3.50% at December 31, 2011 and 2010 and was payable quarterly.

As of December 31, 2011 and 2010, there was approximately $9.0 million and $11.9 million, respectively, borrowed on the term loan. Interest on the Company's term loan was variable and was based on the lender's national prime rate less 0.75% with a 3.00% interest rate minimum or floor for 2011 and 2010.  The annual weighted average interest rate we paid on the term loan during 2011 and 2010 was 3.25%. The applicable interest rate was 3.25% at December 31, 2011 and 2010.
The $1.2 million in Other long-term debt in the table below is comprised of a $0.5 million note related to the acquisition of Kay Concrete and $0.7 million of noncompete payment obligations.

	2011	2010
Note payable, bank (a)	$9,043,690	$11,866,018
Other	1,179,470	111,717
	$10,223,160	$11,977,735
Less current maturity
of bank note payable	2,920,023	2,823,648
Total long-term debt	$7,303,137	$9,154,087
(a) Due December 31, 2014; payable $794,611 quarterly including interest.

 Aggregate annual maturities of long-term debt as of December 31, 2011 are:

2012	$2,920,023
2013	3,372,749
2014	3,474,180
2015	376,072
2016	69,285
Thereafter	10,851
$10,223,160

On December 31, 2011, Monarch entered into an amendment to the loan agreement with its current lender, BOKF, NA dba Bank of Oklahoma, to renew and modify the terms of Monarch's term loan and revolving line of credit. Interest rates on the line of credit and term loan remained unchanged from the prior agreement with the lender. The credit commitment consisted of a $17.8 million term loan maturing December 31, 2014 and a $15.0 million line of credit maturing February 3, 2012. In February 2012, the Company entered into a new credit agreement with its current lender, BOKF, NA dba Bank of Oklahoma, which amended and restated its existing credit agreement. The new agreement provides for a secured credit commitment consisting of an approximately $9.0 million term loan maturing December 31, 2014 and a line of credit which permits revolving borrowings and letters of credit up to an aggregate of $15.0 million maturing December 31, 2012. Interest rates on the Company's line of credit are variable and are based on the lender's prime rate less 0.50% with a 3.50% interest rate minimum or floor. Interest rates on the Company's term loan are variable and based on the lender's prime rate less 0.75% with a 3.00% interest rate minimum or floor. The new agreement requires the Company to pledge its investment account, receivable accounts and inventory to BOKF, NA dba Bank of Oklahoma as collateral for the term loan and revolving line of credit. The fair value of receivables, inventory, and the investment account pledged as collateral was $16.0 million, $27.9 million, and $16.9 million, respectively as of December 31, 2011. Withdrawal of the proceeds of the sale of any equity securities from the pledged investment account must be used to reduce the obligations of the Company to the lender. The agreement contains a financial covenant requiring the Company, as of the end of any fiscal quarter, to maintain a minimum tangible net worth before accumulated other comprehensive income of $95.0 million and a minimum tangible net worth after accumulated other comprehensive income of $85.0 million. In addition, the agreement prohibits cash outlays for business acquisitions and the purchase of the Company's capital stock and restricts cash dividends and capital expenditures in any fiscal year to a maximum of $3.8 million and $11.5 million, respectively.